Related Party Transactions (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2020	Jun. 12, 2020	Jun. 12, 2019	May 14, 2019	May 09, 2019	May 09, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Feb. 14, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Threshold closing price of common stock	$ 15.00
Warrant exercise price					$ 11.50	$ 11.50
Restriction to transfer sponsor warrants						The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.
Maximum amount of unsecured promissory note outstanding form sponsors												$ 300,000
Income taxes payable							$ 29,000		$ 29,000		$ 74,000		$ 128,000
Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Restriction to transfer founders shares					The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.
Warrant exercise price					$ 11.50	$ 11.50
Sponsor indemnification description									The Sponsors have agreed that they will be jointly and severally liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company's indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act.		The Sponsors have agreed that they will be jointly and severally liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable; provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company's indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act.
Maximum amount of unsecured promissory note outstanding form sponsors												$ 300,000
Maximum amount of loan convertible in to warrants							$ 1,500,000		$ 1,500,000		$ 1,500,000
Warrant exercise price for conversion of loan									$ 1.50		$ 1.50
Public Offering | Continental Stock Transfer & Trust Company (the "Trust Account")
Related Party Transaction [Line Items]
Proceeds from sale of stock					$ 316,250,000	$ 316,250,000
Public Offering | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Proceeds from sale of stock					$ 316,250,000
Private placement
Related Party Transaction [Line Items]
Aggregate sponsor warrants					5,883,333	5,883,333
Warrant exercise price					$ 1.50	$ 1.50
Proceeds from warrants outstanding					$ 8,825,000	$ 8,825,000
Private placement | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Aggregate sponsor warrants					5,883,333	5,883,333
Warrant exercise price					$ 1.50	$ 1.50
Proceeds from warrants outstanding					$ 8,825,000	$ 8,825,000
Founders shares | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Number of share issued for each founder share									one-for-one basis		one-for-one basis
Threshold closing price of common stock									$ 12.00		$ 12.00
Threshold trading days for conversion of founders Shares									20 days		20 days
Restriction to transfer founders shares									The holders of the Founders Shares have agreed not to transfer, assign or sell any of their Founders Shares until one year after the completion of the Business Combination, or earlier if, subsequent to the Business Combination, (i) the closing price of the Company's common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the Business Combination that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property (the "Lock Up Period").		The holders of the Founders Shares have agreed not to transfer, assign or sell any of their Founders Shares until one year after the completion of the Business Combination, or earlier if, subsequent to the Business Combination, (i) the closing price of the Company's common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the Business Combination that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property (the "Lock Up Period").
Founders shares | Landcadia Holdings II, Inc | Initial stockholders
Related Party Transaction [Line Items]
Ownership percentage of initial stockholders							20.00%		20.00%		20.00%
Founders shares | Landcadia Holdings II, Inc | Jefferies LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage of initial stockholders							48.30%		48.30%		48.30%
Fertitta Entertainment Inc [Member]
Related Party Transaction [Line Items]
Number of sponsor warrants assigned and transferred		2,941,667
Value of warrants assigned and transferred		$ 4,412,500
Fertitta Entertainment Inc [Member] | Tilman J. Fertitta
Related Party Transaction [Line Items]
Number of founders shares assigned and transferred		4,090,625
Value of founders shares assigned and transferred		$ 10,000
Fertitta Entertainment Inc [Member] | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Number of sponsor warrants assigned and transferred			2,941,667
Value of warrants assigned and transferred			$ 4,412,500
Fertitta Entertainment Inc [Member] | Landcadia Holdings II, Inc | Tilman J. Fertitta
Related Party Transaction [Line Items]
Number of founders shares assigned and transferred			4,090,625
Value of warrants assigned and transferred			$ 10,000
Fertitta Entertainment Inc [Member] | Administrative services agreement | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Per month payment for office space, utilities and secretarial and administrative support									$ 10,000		$ 10,000
Administrative services fees											$ 110,000
Administrative services fees							$ 30,000	$ 30,000	$ 90,000	$ 80,000
Jefferies Financial Group Inc [Member]
Related Party Transaction [Line Items]
Repayments of unsecured promissory notes				$ 83,470
Jefferies Financial Group Inc [Member] | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Income taxes payable				$ 83,470
Sponsor [Member] | Landcadia Holdings II, Inc
Related Party Transaction [Line Items]
Threshold closing price of common stock									$ 15.00
Threshold trading days for conversion of founders Shares									60 days